Contract liabilities	6 Months Ended
Jun. 30, 2022
Contract liabilities

19.	Contract liabilities

Development of contract liabilities:

	Six months ended June 30,	Year ended December 31,
€ in thousand	2022	2021
Balance as at January 1	128,758	89,636
Revenue recognition	(4,090)	(89,364)
Exchange rate differences	368	7
Additions	290	128,479
Other releases	(506)	-
Closing balance	124,821	128,758
Less non-current portion	(5,110)	(4,741)
Current portion	119,711	124,017

As at June 30, 2022 and as at December 31, 2021, contract liabilities consisted mainly of advance payments received and related to the supply of VLA2001 and other commercial products. As at June 30, 2022 and as at December 31, 2021, €116.9 million were related to the APA with the EC (for more details refer to note 1).

In the six month ended June 30, 2022, with regards to revenue recognized in 2022, €1.5 million related to the supply agreement with the Kingdom of Bahrain, and €1.2 million to Pfizer.

In 2021, €87.0 million of the revenue recognized related to the UK Supply Agreement; see Note 1.